Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis - USD ($)	Sep. 30, 2022	Dec. 31, 2020
Assets:
Marketable securities - equity securities	$ 96	$ 62,733
Total assets	96
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Assets:
Marketable securities - equity securities	96
Total assets	96
Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member]
Assets:
Marketable securities - equity securities
Total assets
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Marketable securities - equity securities
Total assets